Income taxes - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Effective tax rate	(0.20%)	0.30%	0.00%
Tax effect of tax losses	€ 95.7	€ 43.3
Unrecognized deferred tax assets	€ 23.8	€ 0.9
Dutch tax law [member]
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Percentage of amount of offset will limited to taxable income	50.00%
Tax effect from change in taxable income	€ 1.0
Swiss tax Law [member]
Reconciliation Of Average Effective Tax Rate And Applicable Tax Rate [Line Items]
Tax loss carry forwards Year	7 years